Investment in Joint Venture (Details) - Schedule of Breakdown - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Breakdown [Abstract]
As of begining balance	R$ 833	R$ 789	R$ 769
As of ending balance	864	833	789
Share of profit of associates	51	R$ 44	47
Dividends received	R$ (20)		(11)
Dividends receivable			R$ (16)